Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Loss before income tax	$ (1,738,171)	$ (500,246)
Adjustments for:
Provision for allowance for expected credit losses on financial assets	474,654	305,631
Depreciation of property, plant and equipment	70,156	23,567
Depreciation of right-of-use asset	21,197	20,319
Gain on disposal of property, plant and equipment	(25,903)	(44,965)
Interest expenses	125,202	237,132
Interest income	(123)	(2,822)
Operating cash flows before movements in working capital	(1,072,988)	38,616
Decrease (increase) in inventories	1,734,669	(625,019)
Decrease (increase) in prepayments, trade and other receivables	1,278,799	(682,990)
Decrease in trade and other payables	(1,057,515)	(450,259)
Decrease in contract liabilities	(210,113)	(2,545,930)
Cash (used in) generated from operations	672,852	(4,265,582)
Income tax (paid) refunded	833	(2,753)
Net cash generated from (used in) continuing operation	673,685	(4,268,335)
Net cash generated from discontinued operation		3,915,067
Net cash generated from (used in) operating activities	673,685	(353,268)
Investing activities
Interest received	123	2,822
Purchases of property, plant, and equipment	(902)	(578)
Proceeds from disposal of property, plant and equipment	694,404	44,964
Decrease in restricted bank deposits		104,267
Net cash generated from continuing operation	693,625	151,475
Net cash used in discontinued operation		(241,020)
Net cash generated from (used in) investing activities	693,625	(89,545)
Financing activities
Advances from an ultimate beneficial shareholder	162,564	310,696
Proceeds from bank borrowings	6,171,721	10,329,751
Repayments of bank borrowings	(8,196,421)	(12,512,609)
Proceeds from other borrowings	133,419	146,549
Repayments of other borrowings		(35,119)
Repayments of lease liabilities	(22,990)	(15,638)
Interest paid	(125,202)	(237,132)
Net cash used in continuing operation	(1,876,909)	(2,013,502)
Net cash used in discontinued operation		(927,075)
Net cash used in financing activities	(1,876,909)	(2,940,577)
Net decrease in cash and cash equivalents	(509,599)	(3,383,390)
Cash and bank balances at beginning of period	966,807	2,963,301
Effect of foreign exchange rate changes	(264,052)	757,558
Cash and bank balances at end of period	$ 193,156	$ 337,469